1



Prospectus Supplement dated February 1, 1999 to the Prospectuses of Putnam Diversified Equity Trust, Putnam Municipal Income Fund,
 Putnam Research Fund, Putnam Growth Opportunities Fund, Putnam Global Growth Fund, Putnam Equity Income Fund, Putnam Strategic
Income Fund, Putnam Tax-Free High Yield Fund, Putnam Voyager Fund
     II and Putnam Growth and Income Fund II  (the "Funds")


     Each Fund will offer Class C shares beginning February 1,
1999. Information about Class C shares may be found in this Supplement.

1. The section entitled "EXPENSES SUMMARY" is supplemented by the following information about Class C shares:

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in Class C shares of a fund and expenses based on the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


SHAREHOLDER TRANSACTION
EXPENSES
Maximum sales charge
imposed on purchases
(as a percentage
of offering price)                 NONE*


Deferred sales charge             1.0% in
(as a percentage of the          the first
lower of original                 year and
purchase price or                eliminated
redemption proceeds)             thereafter

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

                                                   Total fund
                    Management  12b-1    Other     operating
                       fees      fees   expenses    expenses
                    ----------  -----   --------  -----------

Diversified Equity    0.69%     1.00%    0.31%       2.00%
Equity Income         0.56%     1.00%    0.18%       1.74%
Global Growth         0.63%     1.00%    0.30%       1.93%
Growth and Income II  0.51%     1.00%    0.20%       1.71%
Growth Opportunities  0.70%     1.00%    0.34%       2.04%
Municipal Income      0.58%     1.00%    0.12%       1.70%
Research              0.54%     1.00%    0.47%       2.01%
Strategic Income      0.70%     1.00%    0.44%       2.14%
Tax-Free High Yield   0.54%     1.00%    0.14%       1.68%
Voyager II            0.65%     1.00%    0.32%       1.97%

The figures listed under "Class C 12b-1 fees" and "Total operating expenses" reflect estimated Class C 12b-1 fees of 1.00% and actual expenses of the Fund's Class A shares for its most recent fiscal year. The table is provided to help you understand the expenses of investing and your share of fund operating expenses. The expenses shown in the table do not reflect the application of credits that reduce fund expenses.

EXAMPLES

Your investment of $1,000 in Class C shares would incur the following expenses, assuming 5% annual return and, except as indicated, redemption at the end of each period:

                       1 year     1       3       5        10
                            no redemption year  years    years
years

DIVERSIFIED EQUITY      $20      $30     $63      $108    $233
EQUITY INCOME           $18      $28     $55      $94     $205
GLOBAL GROWTH           $20      $30     $61      $104    $225
GROWTH & INCOME II      $17      $27     $54      $93     $202
GROWTH OPPORTUNITIES    $21      $31     $64      $110    $237
MUNICIPAL INCOME        $17      $27     $54      $92     $201
RESEARCH                $20      $30     $63      $108    $234
STRATEGIC INCOME        $22      $32     $67      $115    $247
TAX FREE HIGH YIELD     $17      $27     $53      $91     $199
VOYAGER II              $20      $30     $62      $106    $230


The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

The higher 12b-1 fees borne by class B, class C and class M shares may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge on class A shares.


2.   THE SECOND PARAGRAPH OF THE SECTION "ORGANIZATION AND
     HISTORY" IS REPLACED BY THE FOLLOWING:


The Trust is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are not currently divided into series. Only class A, B, C and M shares are offered by this prospectus. Each fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).


3.   THE SECTION "ABOUT YOUR INVESTMENT  ALTERNATIVE SALES
     ARRANGEMENTS" IS REPLACED BY THE FOLLOWING:

CLASS A SHARES. If you purchase class A shares, you will generally pay a sales charge at the time of purchase and, as a result, will not have to pay any charges when you redeem the shares. If you purchase class A shares at net asset value you may have to pay a contingent deferred sales charge ("CDSC") when you redeem the shares. Certain purchases of class A shares qualify for reduced sales charges. Class A shares pay lower 12b-1 fees than class B, class C and class M shares. See "How to buy shares -- Class A shares" and "Distribution plans."

CLASS B SHARES. If you purchase class B shares, you will not pay an initial sales charge, but you may have to pay a CDSC if you redeem the shares within six years. Class B shares also pay a higher 12b-1 fee than class A and class M shares. Class B shares automatically convert into class A shares, based on relative net asset value, approximately eight years after purchase. For more information about the conversion of class B shares, including information about how shares acquired through reinvestment of distributions are treated and certain circumstances under which class B shares may not convert into class A shares, see the SAI.

Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, class B shares will have a higher expense ratio and pay lower dividends than class A and class M shares because of the higher 12b-1 fee. See "How to buy shares -
- Class B shares" and "Distribution plans."

CLASS C SHARES. Like class B shares, class C shares are sold without an initial sales charge and are subject to a CDSC if redeemed within one year of purchase. Class C shares also bear a higher 12b-1 fee than class A and class M shares. Unlike class B shares, class C shares do not convert into any other class of shares. Like class B shares, class C shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. See "How to buy shares -- Class C shares" and "Distribution plans."

CLASS M SHARES. If you purchase class M shares, you will generally pay a sales charge at the time of purchase that is lower than the sales charge you would pay for class A shares. Certain purchases of class M shares qualify for reduced sales charges. Class M shares pay 12b-1 fees that are lower than class B and class C shares but higher than class A shares. You will not have to pay any charges when you redeem class M shares, but class M shares will not convert into any other class of shares. See "How to buy shares -- Class M shares" and "Distribution plans."

WHICH CLASS IS BEST FOR YOU? Which class of shares provides the most suitable investment for you depends on a number of factors, including the amount you intend to invest and how long you intend to hold the shares. If your intended purchase qualifies for reduced sales charges, you might consider class A or class M shares. If you prefer not to pay a sales charge at the time of purchase, you might consider class B or class C shares. Orders for class B shares for $250,000 or more will be treated as orders for class A shares or declined. In the case of class C shares, orders of $1,000,000 or more and orders which because of a right of accumulation or statement of intent would qualify for the class A shares breakpoint of $1,000,000 will be treated as orders for class A shares or declined. See the SAI for more information. For more information about these sales arrangements, consult your investment dealer or Putnam Investor Services. Shares may only be exchanged for shares of the same class of another Putnam fund. See "How to exchange shares."

4.   THE SECTION "HOW TO BUY SHARES" IS SUPPLEMENTED BY THE
FOLLOWING:

CLASS C SHARES

Class C shares are sold without an initial sales charge, although a 1.00% CDSC is imposed if you redeem your shares within one year of purchase. Class C shares have no conversion feature and therefore will be subject to a higher 12b-1 fee than class A shares indefinitely.

Putnam Mutual Funds pays a sales commission equal to 1.00% of the amount invested to dealers who sell class C shares. These commissions are not paid on sales to investors exempt from the CDSC.


5.   THE SECTION "HOW TO BUY SHARES  GENERAL" IS REPLACED BY THE
     FOLLOWING:

YOU MAY BE ELIGIBLE TO BUY FUND SHARES AT REDUCED SALES CHARGES
OR TO SELL FUND SHARES WITHOUT A CDSC.

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employer-sponsored retirement plans and other plans. Descriptions are also included in the order form and in the SAI.

Each fund may sell class A, class B, class C and class M shares at net asset value without an initial sales charge or a CDSC to current and retired Trustees (and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds, and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition, each fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the fund of assets of an investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing shares at reduced sales charges.

In determining whether a CDSC is payable on any redemption, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. Any CDSC will be based on the lower of the shares' cost and net asset value. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when you redeem a share that has appreciated in value during the CDSC period, a CDSC is assessed on its initial purchase price. Shares acquired by reinvestment of distributions may be redeemed without a CDSC at any time. For information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, fund shares at net asset value.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption or transfer. Otherwise, payment may be delayed until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, certificates will not be issued for your shares unless you request them.

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

6.   THE SECTION "DISTRIBUTION PLANS" IS REPLACED BY THE
FOLLOWING:

The funds have adopted distribution plans to compensate Putnam Mutual Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including the payments to dealers mentioned below. The plans provide for payments by each fund to Putnam Mutual Funds at the annual rates (expressed as a percentage of average net assets) of up to 0.35% on class A (0.65% in the case of Diversified Equity Trust) shares and up to 1.00% on class B, class C and class M shares. The Trustees currently limit payments on class A and class M shares to 0.25% (0.50% in the case of Diversified Equity Trust) and 0.75% (0.50% in the case of the Municipal Income, Tax-Free High Yield and Strategic Income Funds) of average net assets, respectively.

The Trustees currently limit payments on class B shares of the Municipal Income Fund to 0.85% and class B Shares of the Tax-Free
High Yield Fund to 0.70%.

Putnam Mutual Funds compensates qualifying dealers (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

Putnam Mutual Funds makes quarterly payments to dealers at the annual rate of 0.25% of the average net asset value of class A shares for which such dealers are designated as the dealer of record, except that payments to dealers for shares held by class A qualified benefit plans are made at reduced rates, as described in the SAI. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders investing $1 million or more or by employer-sponsored retirement plans that have at least 200 eligible employees or that are class A qualified benefit plans, unless the shareholder has made arrangements with Putnam Mutual Funds and the dealer of record has waived the sales commission.

Putnam Mutual Funds makes quarterly payments to dealers at the annual rates of 0.25%, 0.75% and 0.65% (0.40% in the case of the Municipal Income, Strategic Income and Tax-Free High Yield Funds) of the average net asset value of class B, class C and class M shares, respectively, for which such dealers are designated as the dealer of record, provided, however, no payment will be made with respect to the first four quarters following the sale of class C shares.

Putnam Mutual Funds may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

7.  THE THIRD PARAGRAPH OF THE SECTION "HOW EACH FUND MAKES
    DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION" IS REPLACED
    BY THE FOLLOWING:

Distributions paid on class A shares will generally be greater than those paid on class B shares, class C shares and class M shares because expenses attributable to class B shares, class C shares and class M shares will generally be higher.